Earnings / (Loss) Per Share - Schedule of Basic and Diluted Loss Per Ordinary Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings / (Loss) Per Share [Abstract]
Profit / (loss) attributable to ordinary equity shareholders of the Group	$ 261,740	$ (17,137)
Weighted average number of ordinary shares outstanding (thousand shares)	192,095	120,686
Effect of potential dilutive ordinary shares:
Assumed exercise of warrants (thousand shares)	1,170
Assumed conversion of August 2024 and November 2024 convertible notes (thousand shares)	35,681
Weighted average number of shares outstanding for diluted EPS (thousand shares)	228,946	120,686
Diluted loss per share (In USD)	$ (0.58)	$ (0.14)
Basic earnings / (loss) per share (In USD)	$ 1.36	$ (0.14)
Adjustments for potential dilutive instruments:
Impact of derivative liabilities related to the warrants	$ (42,622)
Impact of derivative liabilities related to the convertible notes	(352,302)
Profit / (loss) attributable to ordinary equity shareholders of the Group for diluted EPS	$ (133,184)	$ (17,137)